SUPPLEMENT TO

CALVERT TAX-FREE RESERVES PROSPECTUS
DATED APRIL 30, 2012
Calvert Tax-Free Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.